Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 10, 2025
Prospectus Date	rr_ProspectusDate	Aug. 28, 2024
Toews Tactical Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Tactical Income Fund
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Toews Tactical Income Fund
THHYX

A series of Northern Lights Fund Trust

Supplement dated February 10, 2025 to the Prospectus dated August 28, 2024

______________________________________________________________________

Effective immediately, the Performance Table on page 5 of the Summary Prospectus and page 10 of the Prospectus is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Five Years	Ten Years	Since Inception of the Fund (6-4-10)
Return before taxes	4.50%	2.31%	2.64%	4.11%
Return after taxes on distributions	2.64%	1.08%	1.27%	2.50%
Return after taxes on distributions and sale of Fund shares	2.62%	1.25%	1.42%	2.51%
Bloomberg U.S. Aggregate Bond Index*	5.53%	1.10%	1.81%	2.22%

*	Bloomberg U.S Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). It includes securities that have at least one year to maturity, and have an outstanding par value of at least $250 million. Bonds specifically excluded are tax-exempt municipal securities, inflation-linked bonds, floating-rate issues and convertible bonds. The index is market cap weighted and reconstituted on the last business day of the month. Investors cannot invest directly in an index or benchmark.

--------------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), August 28, 2024. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

Toews Tactical Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%	[1]
Toews Tactical Income Fund | Toews Tactical Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THHYX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2010
Toews Tactical Income Fund | Toews Tactical Income Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
Toews Tactical Income Fund | Toews Tactical Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.62%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%

[1]	Bloomberg U.S Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). It includes securities that have at least one year to maturity, and have an outstanding par value of at least $250 million. Bonds specifically excluded are tax-exempt municipal securities, inflation-linked bonds, floating-rate issues and convertible bonds. The index is market cap weighted and reconstituted on the last business day of the month. Investors cannot invest directly in an index or benchmark.